Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
LTIP and other incentive awards for 2024 were made on February 26, 2025 at a regularly scheduled meeting of the compensation committee, and the compensation committee anticipates continuing to grant LTIP awards generally in February of each year going forward. The compensation committee and the board of directors does not time the grant of equity compensation with regards to the release of material nonpublic information, whether or not that information may favorably or unfavorably impact the price of our common shares. Similarly, we do not time the release of material nonpublic information based on equity award grant dates. Equity awards for the executive officers, including our Chief Executive Officer, are approved by the compensation committee. We did not grant options to any of our executive officers during 2024.

Award Timing Method	LTIP and other incentive awards for 2024 were made on February 26, 2025 at a regularly scheduled meeting of the compensation committee, and the compensation committee anticipates continuing to grant LTIP awards generally in February of each year going forward.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The compensation committee and the board of directors does not time the grant of equity compensation with regards to the release of material nonpublic information, whether or not that information may favorably or unfavorably impact the price of our common shares. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false